GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
SCHEDULE OF GOODWILL

Goodwill
US$

Balance as of January 1, 2021	19,618,594
Goodwill upon disposal	(389,066)
Balance as of December 31, 2021	19,229,528
Goodwill upon acquisition (Note 7)	7,851,590
Balance as of June 30, 2022	27,081,118

Changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 were as follows:

Goodwill
US$

Balance as of January 1, 2020, December 31, 2020 and January 1, 2021	19,618,594
Goodwill upon disposal	(389,066)
Balance as of December 31, 2021	19,229,528